Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Interest received	$ 55,664	$ 40,175	$ 45,578
Interest paid	22,856	12,695	17,440
Dividends received	1,638	1,898	1,158
Repayment of securities	(1,800)	(900)	(3,500)
Foreign exchange gain (loss)	(1,100)	(300)	500
Fair value gain (loss)	(3,100)	(1,000)	1,100
Restricted cash and cash equivalents	59,300	33,600	41,900
Mandatory reserve deposits at central banks	22,100	$ 15,400	$ 16,900
Cash and balances at central banks held for sale	6,500
Reverse repurchase agreements held for sale	1,300
Loans and advances to banks held for sale	$ 200